Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Earnings Per Share
The following tables reflect the earnings per share after allocating income between the shares based on outstanding shares:

	Nine months ended September 30, 2023
	Class A	Class B
Numerator:
Basic and diluted net income per ordinary share:
Allocation of income – basic and diluted	$1,367,000	$2,058,000
Denominator:
Basic and diluted weighted average ordinary shares:	4,982,000	7,500,000
Basic and diluted net income per ordinary share	$0.27	$0.27

	Three months ended September 30, 2022		Nine months ended September 30, 2022
	Class A	Class B	Class A	Class B
Numerator:
Basic and diluted net income per ordinary share:
Allocation of income – basic and diluted	$1,699,000	$425,000	$9,761,000	$2,440,000
Denominator:
Basic and diluted weighted average ordinary shares:	30,000,000	7,500,000	30,000,000	7,500,000
Basic and diluted net income per ordinary share	$0.06	$0.06	$0.33	$0.33

	Year ended December 31, 2022		Year ended December 31, 2021
	Class A	Class B	Class A	Class B
Numerator:
Basic and diluted net income per ordinary share:
Allocation of income – basic and diluted	$12,055,000	$3,014,000	$3,736,000	$969,000
Denominator:
Basic and diluted weighted average ordinary shares:	30,000,000	7,500,000	30,000,000	7,500,000
Basic and diluted net income per ordinary share	$0.40	$0.40	$0.13	$0.13

Schedule of ordinary shares subject to redemption consist

Gross proceeds of Public Offering	$300,000,000
Less: Proceeds allocated to Public Warrants	(14,100,000)
Offering costs	(16,254,000)
Plus: Accretion of carrying value to redemption value	30,354,000

Subtotal at inception and at December 31, 2022	300,000,000
Accretion of carrying value to redemption value since Public Offering	4,675,000

Class A ordinary shares subject to possible redemption	$304,675,000

Schedule of Ordinary Shares Subject to Redemption Consist	Class A ordinary shares subject to redemption consist of the following:

	Dollars	Shares
Gross proceeds of Public Offering	$300,000,000	30,000,000
Less: Proceeds allocated to Public Warrants	(14,100,000)	—
Offering costs	(16,254,000)	—
Plus: Accretion of carrying value to redemption value	30,354,000	—

–Subtotal at inception and at December 31, 2021	300,000,000	30,000,000
Accretion of carrying value to redemption value	4,675,000	—

Class A ordinary shares subject to possible redemption at December 31, 2022	$304,675,000	30,000,000
Class A ordinary shares redeemed on January 11, 2023	(265,050,000)	(26,068,281)
Accretion of carrying value to redemption value	2,998,000	—

Balance at September 30, 2023	$42,623,000	3,931,719